Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Strategic Income Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	10.28%	2.31%	2.86%
Columbia Strategic Income Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	10.93%	2.93%	3.47%
Columbia Strategic Income Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	10.88%	2.89%	3.44%
Columbia Strategic Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	10.84%	2.83%	3.37%
Columbia Strategic Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	8.73%	1.82%	2.34%
Columbia Strategic Income Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	10.86%	2.85%	3.38%
Columbia Strategic Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	5.31%	1.59%	2.62%
Without Sales Load [Member] | Columbia Strategic Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	9.73%	1.82%	2.34%
Without Sales Load [Member] | Columbia Strategic Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	10.54%	2.59%	3.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return, Percent	12.37%	4.24%	4.55%
FTSE NonU.S. World Government Bond (All Maturities) Index Unhedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return, Percent	5.46%	(4.10%)	(1.73%)
JPMorgan Emerging Markets Bond Index - Global [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Average Annual Return, Percent	12.69%	0.76%	2.69%